Other liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other liabilities [Abstract]
Accruals and other accumulated expenses	$ 8,018	$ 4,170
Accounts payable	9,307	11,179
Others	3,226	2,979
Other liabilities	$ 20,551	$ 18,328